Property and equipment (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 4,991	$ 5,210	$ 20,375	$ 20,375	$ 19,034